Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (13.4%)
Alphabet, Inc. - Class A *	17,838	36,791
Charter Communications, Inc. - Class A *	17,997	11,105
DISH Network Corp. - Class A *	35,695	1,292
Electronic Arts, Inc.	31,721	4,294
Facebook, Inc. - Class A *	69,838	20,569
Netflix, Inc. *	16,828	8,779
Omnicom Group, Inc.	105,205	7,801
Snap, Inc. *	44,689	2,337
T-Mobile US, Inc. *	23,642	2,962
Twitter, Inc. *	67,881	4,319

Total		100,249

Consumer Discretionary (11.7%)
Amazon.com, Inc. *	10,992	34,010
Booking Holdings, Inc. *	2,586	6,025
Caesars Entertainment, Inc. *	48,245	4,219
Carnival Corp. *	81,226	2,156
Chipotle Mexican Grill, Inc. *	2,157	3,065
Hilton Worldwide Holdings, Inc. *	46,129	5,578
Las Vegas Sands Corp. *	38,186	2,320
Lennar Corp. - Class A	35,951	3,639
Lowe’s Companies, Inc.	20,816	3,959
Ross Stores, Inc.	27,856	3,340
Starbucks Corp.	58,693	6,414
Tesla Motors, Inc. *	8,413	5,619
The TJX Cos., Inc.	102,603	6,787

Total		87,131

Consumer Staples (6.7%)
Archer-Daniels-Midland Co.	67,132	3,827
The Boston Beer Co., Inc. - Class A *	2,639	3,183
Constellation Brands, Inc. - Class A	42,787	9,755
The Estee Lauder Cos., Inc. - Class A	24,143	7,022
Monster Beverage Corp. *	72,826	6,634
The Procter & Gamble Co.	48,130	6,518
Sysco Corp.	163,551	12,878

Total		49,817

Energy (3.0%)
BP PLC, ADR	27,612	672

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Chevron Corp.	28,459	2,982
ConocoPhillips	65,904	3,491
EOG Resources, Inc.	29,280	2,124
Exxon Mobil Corp.	47,228	2,637
Marathon Petroleum Corp.	49,138	2,628
Pioneer Natural Resources Co.	7,587	1,205
Royal Dutch Shell PLC - Class A, ADR	92,713	3,635
Royal Dutch Shell PLC - Class B, ADR	53,260	1,962
Schlumberger, Ltd.	51,462	1,399

Total		22,735

Financials (11.8%)
American Express Co.	18,545	2,623
American International Group, Inc.	96,989	4,482
Apollo Global Management, Inc.	66,521	3,127
Athene Holding, Ltd. - Class A *	65,262	3,289
Bank of America Corp.	215,391	8,334
Berkshire Hathaway, Inc. - Class B *	15,236	3,892
The Blackstone Group, Inc. - Class A	47,506	3,541
The Charles Schwab Corp.	197,270	12,858
Chubb, Ltd.	29,347	4,636
CME Group, Inc.	29,881	6,103
Equitable Holdings, Inc.	126,899	4,139
The Hartford Financial Services Group, Inc.	45,631	3,048
JPMorgan Chase & Co.	110,962	16,892
Marsh & McLennan Cos., Inc.	29,485	3,591
The Progressive Corp.	22,009	2,104
S&P Global, Inc.	16,773	5,919

Total		88,578

Health Care (13.0%)
Anthem, Inc.	12,987	4,662
AstraZeneca PLC, ADR	128,285	6,378
Biogen, Inc. *	5,042	1,411
Boston Scientific Corp. *	141,954	5,487
Bristol-Myers Squibb Co.	86,108	5,436
Centene Corp. *	33,972	2,171
Danaher Corp.	25,432	5,724
Edwards Lifesciences Corp. *	33,860	2,832
Eli Lilly & Co.	59,473	11,111
HCA Healthcare, Inc.	12,247	2,307
Humana, Inc.	3,556	1,491

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Illumina, Inc. *	4,570	1,755
Incyte Corp. *	10,747	873
Insulet Corp. *	4,985	1,301
Intuitive Surgical, Inc. *	4,868	3,597
Laboratory Corp. of America Holdings *	6,741	1,719
McKesson Corp.	7,656	1,493
Novartis AG, ADR	44,435	3,798
Pfizer, Inc.	262,573	9,513
PPD, Inc. *	20,400	772
Quest Diagnostics, Inc.	9,859	1,265
Regeneron Pharmaceuticals, Inc. *	2,963	1,402
Royalty Pharma PLC	6,429	281
Seattle Genetics, Inc. *	5,512	765
Teleflex, Inc.	9,551	3,968
Thermo Fisher Scientific, Inc.	13,766	6,283
UnitedHealth Group, Inc.	20,774	7,729
Vertex Pharmaceuticals, Inc. *	8,620	1,852

Total		97,376

Industrials (10.3%)
3M Co.	1,799	347
The Boeing Co. *	18,156	4,625
CSX Corp.	11,787	1,137
Equifax, Inc.	9,008	1,632
FedEx Corp.	28,117	7,986
Fortive Corp.	69,670	4,921
General Electric Co.	94,833	1,245
Honeywell International, Inc.	14,097	3,060
IHS Markit, Ltd.	46,424	4,493
Illinois Tool Works, Inc.	1,484	329
Ingersoll-Rand, Inc. *	74,809	3,681
J.B. Hunt Transport Services, Inc.	32,851	5,521
Johnson Controls International PLC	63,652	3,798
Lockheed Martin Corp.	18,313	6,767
Parker Hannifin Corp.	16,222	5,117
Raytheon Co.	79,534	6,146
Southwest Airlines Co. *	20,278	1,238
Trane Technologies PLC	15,477	2,562
Uber Technologies, Inc. *	45,538	2,482
Wabtec Corp.	88,024	6,968
Waste Management, Inc.	20,845	2,689

Total		76,744

Large Cap Core Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (21.7%)
Adobe Systems, Inc. *	6,664	3,168
Advanced Micro Devices, Inc. *	91,342	7,170
Apple, Inc.	237,041	28,955
Cognizant Technology Solutions Corp. - Class A	58,082	4,537
FLEETCOR Technologies, Inc. *	21,748	5,842
Global Payments, Inc.	57,074	11,505
GoDaddy, Inc. *	13,665	1,061
KLA-Tencor Corp.	11,303	3,734
Marvell Technology Group, Ltd.	137,090	6,715
Micron Technology, Inc. *	95,241	8,401
Microsoft Corp.	159,015	37,491
PayPal Holdings, Inc. *	28,791	6,992
salesforce.com, Inc. *	31,545	6,683
ServiceNow, Inc. *	5,369	2,685
Shopify, Inc. *	2,870	3,176
Skyworks Solutions, Inc.	13,291	2,439
Snowflake, Inc. *	1,215	279
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	32,200	3,809
Teradyne, Inc.	8,877	1,080
Texas Instruments, Inc.	40,694	7,691
Visa, Inc. - Class A	27,962	5,920
Workday, Inc. - Class A *	11,466	2,848

Total		162,181

Materials (2.8%)
Ball Corp.	23,901	2,025
Celanese Corp. - Class A	31,052	4,652
Crown Holdings, Inc.	19,040	1,848
FMC Corp.	34,366	3,801
Linde PLC	16,453	4,609
PPG Industries, Inc.	25,013	3,759

Total		20,694

Real Estate (2.0%)
Alexandria Real Estate Equities, Inc.	22,870	3,758
American Tower Corp.	13,471	3,220
Prologis, Inc.	40,424	4,285
VICI Properties, Inc.	125,485	3,544

Total		14,807

Utilities (3.1%)
Duke Energy Corp.	72,239	6,973
Edison International	68,445	4,011
Exelon Corp.	116,160	5,081
FirstEnergy Corp.	180,623	6,266

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
The Southern Co.	12,053	749

Total		23,080

Total Common Stocks (Cost: $542,780)		743,392

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	3,984,296	3,984

Total		3,984

Total Short-Term Investments (Cost: $3,984)		3,984

Total Investments (100.0%) (Cost: $546,764)@		747,376

Other Assets, Less Liabilities (0.0%)		(25)

Net Assets (100.0%)		747,351

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $546,764 and the net unrealized appreciation of investments based on that cost was $200,612 which is comprised of $205,152 aggregate gross unrealized appreciation and $4,540 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$743,392	$—	$—
Short-Term Investments	3,984	—	—

Total Assets:	$747,376	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand